CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jan. 31, 2020	Jan. 31, 2019
Current assets
Cash	$ 3,076,493	$ 9,067,095
Biological assets	1,408,271	1,870,540
Inventory	6,191,843	6,859,034
Prepaid expenses and deposits	543,482	608,002
Receivables	443,122	79,953
Total current assets	11,663,211	18,484,624
Property and equipment	3,834,131	2,082,010
Right-of-use assets	4,660,688	7,744,611
Intangible assets	12,704,626	13,368,580
Goodwill	28,541,323	29,230,651
Notes receivable and deposits	0	6,476,515
Restricted cash	46,106	46,035
TOTAL ASSETS	61,450,085	77,433,026
Current liabilities
Accounts payable and accrued liabilities	3,488,274	4,981,116
Promissory note payable - current portion	21,200,000	21,000,000
Convertible promissory note- current portion	1,244,041
Convertible debentures- current portion	6,867,255
Income taxes payable	3,714,666
Consideration payable - current portion	846,256	1,375,268
Short-term debt	126,119
Derivative liability- current portion		23,097
Lease liabilities- current portion	1,131,149	4,421,265
Total current liabilities	38,617,760	31,800,746
Lease liabilities	3,870,211	3,486,700
Long-term debt	494,217
Convertible promissory note	1,136,065	1,845,830
Convertible debentures	0	10,159,653
Promissory note payable		9,000,000
Derivative liability	3,699,152
Reclamation obligation	53,126	53,484
TOTAL LIABILITIES	47,870,531	56,346,413
SHAREHOLDERS' EQUITY
Share capital	76,028,268	52,923,983
Commitment to issue shares	1,100,881	1,044,881
Reserves	8,008,176	5,435,551
Accumulated other comprehensive loss	(1,047,387)	(363,051)
Deficit	(70,510,384)	(37,954,751)
TOTAL SHAREHOLDERS' EQUITY	13,579,554	21,086,613
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 61,450,085	$ 77,433,026